Shareholders' Equity (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 15,133	$ 10,036	$ 6,614
Cost of products [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,355	1,056	632
Cost of services [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,105	771	520
Research and development, net [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	2,685	1,712	1,294
Sales and marketing [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	5,004	2,893	1,689
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 4,984	$ 3,604	$ 2,479